                                Ocean State LOGO

                            REPORT OF THE PRESIDENT
                                 APRIL 30, 1998

     Maybe this time around things are different! We have argued for a long time that the general trend in interest rates is to lower levels based primarily on our beliefs that U.S. economic growth is slowing, inflation will remain moderate, and monetary policy will remain on hold. We are approaching the eighth year of economic expansion, a level of prosperity that has not been achieved in decades, and it appears that the stage is set for a continuance of the current trend. The ballooning of the Asian crisis should pre-empt any dramatic shift by the Federal Reserve to tighten monetary policy, and it may force them to lower rates if attempts to staunch the bleeding abroad lead to widespread discounting of foreign goods and services. The slowdown in quarter-to-quarter profit growth in American industry, not surprising given the maturity of the economic cycle, has sent jitters through the stock markets and served to highlight the relative attractiveness of municipal bond investments. A 4-5% tax exempt current yield with low volatility compares vary favorably with a 2 1/2% inflation rate on its surface alone.

     Prevailing wisdom at the beginning of the year predicted that a stock investor would earn roughly 10% over the next twelve months. Unless there is a sharp rise in rates, a municipal investor's after tax total return could be close to that with significantly less principal risk. For example, someone with a 31% combined Federal and State tax bracket earning a 5.13% double tax-free return, which the fund's shareholders were earning at April 30, 1998, is achieving the equivalent of a 8.25% taxable return.

     We are also heartened by the continued improvement in the economic climate in Rhode Island. We closely monitor the health of our State and its cities and towns because their fiscal well-being has a direct impact on the value of the Fund's investment in their debt. Although many of the issuers of bonds held in the Ocean State portfolio and elsewhere obtain insurance to guarantee the timely payment of interest and principal there has never been a large scale test of an insurer's ability to cover their obligations in a widespread economic slowdown. Ultimately it is the issuer's fiscal stability that counts. In addition to monitoring the fiscal health of our State, we also strive to enhance the safety of our portfolio through a wide diversification amongst different issues. For example, your portfolio currently owns 136 different issues representing 36 cities, towns, and government entities in addition to bonds issued through the RI Health and Education Building Corporation, RI Housing & Mortgage Finance Corporation, RI Industrial Facilities Corporation and Puerto Rico. From these groups only two issuers represent more than 5% of the total market value of the portfolio. We do our homework so you can sleep well at night.

                                          Very truly yours,

                                          /s/ Alfred B. Van Liew
                                          Alfred B. Van Liew
                                          President and Chairman of the
                                          Board of Trustees

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                              AS OF APRIL 30, 1998
                                  (UNAUDITED)

                                                               PRIOR
                                      NOVEMBER 1, 1997      FISCAL YEAR       MAY 1, 1993      MAY 1, 1988
                                          THROUGH              ENDED            THROUGH          THROUGH
                                       APRIL 30, 1998    OCTOBER 31, 1997    APRIL 30, 1998   APRIL 30, 1998
                                      ----------------   -----------------   --------------   --------------
TOTAL RATE OF RETURN(B)
     Based on:
          Net Asset Value...........        1.78%              6.97%              5.66%            6.35%
          Offering Price............       (2.33%)             2.68%              4.79%            5.97%

                                           AS OF               AS OF
                                       APRIL 30, 1998    OCTOBER 31, 1997
                                       --------------    -----------------
30-DAY CURRENT YIELD
     Based on:
          Net Asset Value...........        5.13%              5.03%
          Offering Price............        4.92%              4.83%
30-DAY TAX-EQUIVALENT YIELD(A)
     Based on:
          Net Asset Value...........        8.25%              8.09%
          Offering Price............        7.92%              7.77%

     The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.56 years as of April 30, 1998.

     The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                           PORTFOLIO QUALITY ANALYSIS

                                          % OF TOTAL PORTFOLIO
                                         -----------------------
                                          AS OF          AS OF
               RATING                    4-30-98        10-31-97
               ------                    -------        --------
Aaa/AAA..............................     60.92%         62.05%
Aa/AA................................     22.16%         20.83%
A....................................     15.08%         14.98%
Baa/BBB..............................      1.84%          2.14%
Not Rated............................         0%             0%

     The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 1998 shareholders are subject to a maximum combined federal and state tax rate of 37.84%.

(b) Past performance is no guarantee of future results.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                              AS OF APRIL 30, 1998
                                  (UNAUDITED)

                                 ASSETS
Investments at value (identified cost $38,080,552) (Note
  1A).......................................................  $40,426,188
Cash........................................................      117,925
Interest receivable.........................................      595,146
Receivable for fund shares sold.............................       41,827
                                                              -----------
          Total Assets......................................  $41,181,086
                               LIABILITIES
Distribution payable to shareholders........................  $    81,860
Accrued management fees.....................................       20,202
Accrued expenses............................................       13,790
Payable for fund shares redeemed............................       10,570
                                                              -----------
          Total Liabilities.................................  $   126,422
                                                              -----------
          Net Assets........................................  $41,054,664
                                                              ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share)...........  $    38,748
Additional paid-in capital (Note 4).........................   38,644,476
Undistributed net investment income.........................       14,397
Accumulated net realized gain on investment transactions....       11,407
Net unrealized appreciation of investments..................    2,345,636
                                                              -----------
Total -- Representing Net Assets at Value for 3,874,773
  Shares Outstanding........................................  $41,054,664
                                                              ===========
Computation of Net Asset Value & Offering Price:
Net Assets..................................................  $41,054,664
Divided by number of shares outstanding.....................    3,874,773
Net asset value.............................................  $     10.60
                                                              ===========
Offering price..............................................  $     11.04
                                                              ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest income (Note 1B)..............................................    $1,271,265
Expenses:
     Adviser Fees (Note 2)..................................  $  72,766
     Administrator fees (Note 2)............................     51,976
     Transfer agent fees....................................     19,018
     Auditing fees..........................................     14,200
     Trustees fees and expenses.............................     10,250
     Custodian fees.........................................      6,593
     Legal fees and expenses................................     14,892
     Shareholder reports....................................      8,631
     Distribution expenses (Note 5).........................      4,119
     Insurance..............................................        592
     Pricing fees...........................................      1,850
     Miscellaneous expenses.................................      1,500
     Registration fees......................................        825
                                                              ---------
                                                              $ 207,212
                                                                           ----------
          Net Investment Income........................................    $1,064,053
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments............................  $  11,404
Net Change in Unrealized Depreciation of Investments........   (366,342)
                                                              ---------
Net Realized and Unrealized Loss on Investments........................      (354,938)
                                                                           ----------
Net Increase in Net Assets Resulting from Operations...................    $  709,115
                                                                           ==========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS        FISCAL YEAR
                                                                  ENDED              ENDED
                                                              APRIL 30, 1998    OCTOBER 31, 1997
                                                              --------------    ----------------
                                                               (UNAUDITED)
Increase (Decrease) in Net Assets Resulting from:
Operations:
     Net investment income..................................   $ 1,064,053        $ 2,205,786
     Net realized gain on investments.......................        11,404             42,174
     Change in unrealized appreciation (depreciation) of
       investments..........................................      (366,342)           610,813
                                                               -----------        -----------
     Net increase in net assets resulting from operations...       709,115          2,858,773
Dividends and distributions to shareholders from:
     Net investment income ($.27 per share in 1998 and $.57
       per share in 1997)...................................    (1,064,053)        (2,205,786)
     Capital Gain ($.01 per share in 1998)..................       (30,119)                 0
     Net decrease from fund share transactions (Note 4).....      (185,968)        (1,483,616)
                                                               -----------        -----------
          Total decrease in net assets......................      (571,025)          (830,629)
NET ASSETS:
     Beginning of year......................................    41,625,689         42,456,318
                                                               -----------        -----------
     End of year(1).........................................    41,054,664         41,625,689
                                                               -----------        -----------
     (1)Including undistributed net investment income.......   $    14,397        $    14,397
                                                               ===========        ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                              FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period.
     The following data includes selected data and other performance information derived from the financial statements.

                                           SIX        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                         MONTHS        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                         4/30/98     10/31/97   10/31/96   10/31/95   10/31/94   10/31/93   10/31/92   10/31/91
                                         -------     --------   --------   --------   --------   --------   --------   --------
                                       (UNAUDITED)
Per Share Operating Performance:
Net Asset Value, Beginning of Year...    $10.69       $10.53     $10.59     $10.10     $10.95     $10.32     $10.14     $ 9.73
Net Investment income................       .27          .57        .56        .58        .59        .56        .63        .64
Net realized and unrealized gain
  (loss) on securities...............      (.08)         .16       (.06)       .49       (.84)       .63        .18        .41
                                         ------       ------     ------     ------     ------     ------     ------     ------
Total from Investment Operations.....       .19          .73        .50       1.07       (.25)      1.19        .81       1.05
                                         ------       ------     ------     ------     ------     ------     ------     ------
Less Distributions:
Dividends from net investment
  income.............................      (.27)        (.57)      (.56)      (.58)      (.59)      (.56)      (.63)      (.64)
Distribution from net realized
  gains..............................      (.01)        (.00)      (.00)      (.00)      (.01)      (.00)      (.00)      (.00)
                                         ------       ------     ------     ------     ------     ------     ------     ------
Total Distributions..................      (.28)        (.57)      (.56)      (.58)      (.60)      (.56)      (.63)      (.64)
                                         ------       ------     ------     ------     ------     ------     ------     ------
Net Asset Value End of Year..........    $10.60       $10.69     $10.53     $10.59     $10.10     $10.95     $10.32     $10.14
                                         ======       ======     ======     ======     ======     ======     ======     ======
Total investment return at
  Net Asset Value(b).................      1.78%        6.97%      4.89%     10.89%     (2.04)%    12.35%      8.00%     10.96%
Ratios and Supplemental Data: Net
  Assets, End of Year
  (000's omitted)....................   $41,055       $41,626   $42,456    $43,088    $41,346    $45,043    $36,854    $29,750
Ratio of expenses to average net
  assets.............................       .49%         .99%       .98%       .98%       .88%       .81%       .85%       .92%
Ratio of net investment income to
  average net assets.................      2.54%        5.25%      5.31%      5.58%      5.55%      5.70%      6.13%      6.40%
Portfolio turnover...................      4.55%        2.27%     13.30%     11.77%      8.48%     13.27%     36.29%     21.57%
Adviser/Administrator waived fees per
  share..............................       .00          .00        .00        .00        .01        .01        .01        .03
Fund expenses without waiver per
  share..............................       .05          .11        .10        .10        .10        .09        .10        .12
Net investment income without waiver
  per share..........................       .27          .57        .56        .58        .58        .55        .62        .61
Ratio of Expenses to average net
  assets without waiver..............       .49%         .99%       .98%       .98%       .93%       .81%       .95%      1.17%
Ratio of net investment income to
  average net assets without
  waiver.............................      2.54%        5.25%      5.31%      5.58%      5.50%      5.58%      6.02%      6.15%

                                         FISCAL       FISCAL     FISCAL
                                          YEAR         YEAR       YEAR
                                          ENDED       ENDED      ENDED
                                       10/31/90(A)   10/31/89   10/31/88
                                       -----------   --------   --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year...    $ 9.80       $ 9.74     $ 9.13
Net Investment income................       .67          .62        .66
Net realized and unrealized gain
  (loss) on securities...............      (.09)         .07        .62
                                         ------       ------     ------
Total from Investment Operations.....       .58          .69       1.28
                                         ------       ------     ------
Less Distributions:
Dividends from net investment
  income.............................      (.65)        (.63)      (.66)
Distribution from net realized
  gains..............................      (.00)        (.00)      (.01)
                                         ------       ------     ------
Total Distributions..................      (.65)        (.63)      (.67)
                                         ------       ------     ------
Net Asset Value End of Year..........    $ 9.73       $ 9.80     $ 9.74
                                         ======       ======     ======
Total investment return at
  Net Asset Value(b).................      5.89%        7.10%     14.30%
Ratios and Supplemental Data: Net
  Assets, End of Year
  (000's omitted)....................    $20,675     $12,159      $9,745
Ratio of expenses to average net
  assets.............................      1.27%        1.36%      1.10%
Ratio of net investment income to
  average net assets.................      6.45%        6.34%      6.84%
Portfolio turnover...................     10.16%       37.90%     45.58%
Adviser/Administrator waived fees per
  share..............................       .02          .03        .08
Fund expenses without waiver per
  share..............................       .12          .16        .19
Net investment income without waiver
  per share..........................       .65          .59        .58
Ratio of Expenses to average net
  assets without waiver..............      1.51%        1.69%      1.88%
Ratio of net investment income to
  average net assets without
  waiver.............................      6.21%        6.02%      6.06%

(a) Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November 1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.
(b) Total investment return does not reflect sales load.

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

     VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of April 30, 1998 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

     At April 30, 1998, 96.62% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 1998, 55.64% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 25.45% of the portfolio.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

     (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

     (C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net

                          OCEAN STATE TAX EXEMPT FUND
interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 1998, the Fund paid $30,119 from capital.

NOTE 2  ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

     Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

        .35 and .25 of 1% of the first $200 million of average daily net assets. .30 and .20 of 1% of average daily net assets over $200 million.

     The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 1998 was $2,000.

     Legal fees and expenses of $14,892 were paid to a firm of which the Fund's Secretary is a partner.

     During the period November 1, 1997 through April 30, 1998 the Distributor received $1,256 in commissions as a result of Fund share sales.

NOTE 3  INVESTMENT TRANSACTIONS

     During the period ended April 30, 1998 purchases and sales of investment securities other than short-term investments aggregated $1,874,047 and $2,155,417, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 1998, gross unrealized appreciation on investment securities was $2,374,500 and gross unrealized depreciation on investment securities was $28,864.

                          OCEAN STATE TAX EXEMPT FUND

NOTE 4  SHARES OF BENEFICIAL INTEREST

     The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                           SHARES          AMOUNT
                                                           ------          ------
Balance at 10/31/96.....................................  4,033,431      $40,401,737
Shares sold.............................................    240,416        2,549,515
Shares issued in reinvestment of dividends..............    102,029        1,081,012
Shares redeemed.........................................   (483,087)      (5,114,146)
                                                          ---------      -----------
Net decrease............................................   (140,642)      (1,483,619)
                                                          ---------      -----------
Balance at 10/31/97.....................................  3,892,789      $38,918,118
                                                          =========      ===========
Shares sold.............................................    218,515      $ 2,336,258
Shares issued in reinvestment of dividends..............     53,907          576,513
Shares redeemed.........................................    290,438        3,098,735
                                                          ---------      -----------
Net decrease............................................    (18,016)        (185,964)
                                                          ---------      -----------
Balance at 4/30/98......................................  3,874,773      $38,732,154
                                                          =========      ===========

NOTE 5  DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $4,119 under the Plan during fiscal 1998.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                              AS OF APRIL 30, 1998
                                  (UNAUDITED)

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES (98.47%)(A)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE (46.27%)(A)
$  100,000  Bristol General Obligation 7.00%, 12/1/08.........       Baa1/NR         $   107,676
   120,000  Bristol General Obligation MBIA Insured 6.00%,
              12/15/10........................................       Aaa/AAA             127,416
   250,000  Bristol General Obligation MBIA Insured 5.05%,
              8/15/06.........................................       Aaa/AAA             255,170
   300,000  Burrillville General Obligation MBIA Insured
              5.75%, 10/15/17.................................       Aaa/AAA             309,568
   200,000  Burrillville General Obligation FGIC Insured
              5.70%, 5/1/11...................................       Aaa/AAA             212,361
    75,000  Central Falls General Obligation 7.90%, 7/1/02....       Baa3/NR              77,133
   130,000  Coventry General Obligation FGIC Insured 7.25%,
              11/1/10.........................................       Aaa/AAA             140,789
   460,000  Cranston General Obligation MBIA Insured 5.00%,
              6/15/02.........................................       Aaa/AAA             472,952
    50,000  Cumberland General Obligation 5.25%, 9/1/04.......        A-3/NR              52,529
   200,000  Cumberland General Obligation Pre-refunded U.S.
              Treasury 6.80%, 7/15/08.........................        A-3/NR             204,608
   165,000  Cumberland General Obligation MBIA Insured 5.70%,
              10/1/11.........................................       Aaa/AAA             170,879
   175,000  Cumberland General Obligation MBIA Insured 5.70%,
              10/1/12.........................................       Aaa/AAA             181,236
   300,000  East Providence General Obligation MBIA Insured
              5.70%, 5/15/10..................................       Aaa/AAA             318,915
   750,000  Foster/Glocester General Obligation AMBAC Insured
              6.90%, 9/1/11...................................       Aaa/AAA             803,831
   135,000  Jamestown General Obligation CGIC Insured 7.00%,
              3/15/07.........................................       Aaa/AAA             135,911
   250,000  Kent County Water Auth. MBIA Insured 6.35%,
              7/15/14.........................................       Aaa/AAA             274,798
   100,000  Lincoln General Obligation MBIA Insured 7.55%,
              7/15/08.........................................       Aaa/AAA             102,964
   355,000  Lincoln General Obligation MBIA Insured 5.50%,
              8/15/10.........................................       Aaa/AAA             369,861
   300,000  Lincoln General Obligation FGIC Insured 5.60%,
              8/1/12..........................................       Aaa/AAA             313,681
   110,000  Little Compton General Obligation 7.00%, 1/15/09..        A-1/NR             116,250
   100,000  Little Compton General Obligation 6.90%, 1/15/08..        A-1/NR             105,433
   100,000  Narragansett General Obligation MBIA Insured
              5.30%, 9/15/09..................................       Aaa/AAA             103,563

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  200,000  Narragansett General Obligation Pre-refunded U.S.
              Treasury AMBAC Insured 7.10%, 6/15/10...........        Aaa/NR         $   210,118
   210,000  Newport General Obligation MBIA Insured 6.50%,
              8/15/06.........................................       Aaa/AAA             228,213
   100,000  Newport General Obligation Pre-refunded U.S.
              Treasury 6.80%, 4/15/09.........................        A-1/NR             108,299
   100,000  Newport General Obligation Pre-refunded U.S.
              Treasury 6.80%, 4/15/10.........................        A-1/NR             108,299
   100,000  New Shoreham General Obligation MBIA Insured
              7.00%, 1/15/10..................................       Aaa/AAA             103,851
    75,000  North Kingstown General Obligation 6.70%,
              12/15/05........................................        A-1/NR              84,028
    80,000  North Kingstown General Obligation 6.80%,
              12/15/06........................................        A-1/NR              90,926
    80,000  North Kingstown General Obligation 6.30%,
              7/15/07.........................................        A-1/NR              84,546
   120,000  North Providence General Obligation MBIA Insured
              6.00%, 10/01/09.................................       Aaa/AAA             127,716
   100,000  Pawtucket General Obligation MBIA Insured 6.75%,
              9/15/08.........................................       Aaa/AAA             109,296
   500,000  Pawtucket General Obligation CGIC Insured 6.00%,
              3/15/15.........................................       Aaa/AAA             533,395
   500,000  Pawtucket General Obligation CGIC Insured 6.00%,
              3/15/11.........................................       Aaa/AAA             536,511
   500,000  Pawtucket General Obligation CGIC Insured 6.00%,
              3/15/13.........................................       Aaa/AAA             535,887
   500,000  Pawtucket General Obligation CGIC Insured, 6.00%,
              3/15/12.........................................       Aaa/AAA             539,003
   200,000  Providence Public Bldg. Auth. FSA Insured 5.10%,
              12/15/08........................................       Aaa/AAA             206,130
   200,000  Providence Public Bldg. Auth. Pre-refunded U.S.
              Treasury 7.30%, 12/1/08.........................       Baa2/NR             222,580
   300,000  Providence Public Bldg. Auth. Pre-refunded U.S.
              Treasury 7.30%, 12/1/09.........................       Baa2/NR             333,870
   500,000  Providence Public Bldg. Auth. CGIC Insured 7.25%,
              12/15/10........................................       Aaa/AAA             542,742
   150,000  Providence Public Building Auth. MBIA Insured
              5.50% 12/15/13..................................       Aaa/AAA             155,719
   750,000  Providence General Obligation MBIA Insured 6.75%,
              1/15/11.........................................       Aaa/AAA             794,484

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  275,000  Smithfield General Obligation MBIA Insured 6.80%,
              4/15/06.........................................       Aaa/AAA         $   279,659
   100,000  South Kingston General Obligation AMBAC Insured
              5.00%, 11/15/08.................................       Aaa/AAA             102,566
   700,000  Warwick General Obligation MBIA Insured 6.60%,
              11/15/06........................................       Aaa/AAA             765,073
   155,000  Warwick General Obligation FGIC Insured 7.20%,
              11/15/08........................................       Aaa/AAA             164,773
   250,000  Warwick General Obligation FGIC Insured 4.85%,
              3/1/12..........................................       Aaa/AAA             243,953
   225,000  Westerly General Obligation Pre-refunded U.S.
              Treasury 7.00%, 1/15/06.........................        A-1/NR             234,673
   100,000  Westerly General Obligation Pre-refunded U.S.
              Treasury 7.00%, 1/15/09.........................        A-1/NR             104,299
    35,000  Westerly Dunn's Corner Fire District Unlimited Tax
              Assessment 7.80%, 6/1/03........................        A-1/NR              38,515
    35,000  Westerly Dunn's Corner Fire District Unlimited Tax
              Assessment 7.85%, 6/1/04........................        A-1/NR              39,126
   800,000  Rhode Island Clean Water MBIA Insured 6.50%,
              10/1/06.........................................       Aaa/AAA             873,372
   150,000  Rhode Island Clean Water MBIA Insured 5.30%,
              10/1/07.........................................       Aaa/AAA             157,588
   600,000  Rhode Island Correctional Facility MBIA Insured
              7.00%, 8/1/09...................................       Aaa/AAA             631,849
   650,000  Rhode Island Depositors Economic Protection Corp.
              MBIA Insured 6.55%, 8/1/10......................       Aaa/AAA             751,738
   215,000  Rhode Island Depositors Economic Protection Corp.
              CAPMAC Guaranteed 6.375%, 8/1/22................       Aaa/AAA             249,456
   250,000  Rhode Island Depositors Economic Protection Corp.
              Escrowed to Maturity 5.75%, 8/1/21..............        NR/A-              271,059
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16..............       Aaa/AAA             101,320
   300,000  Rhode Island Lease Participation Certificate
              Shepard Building AMBAC Insured 5.125%, 6/1/12...       Aaa/AAA             300,596
   500,000  Rhode Island Turnpike Authority 5.35%, 12/1/17....         NR/A              496,631
   250,000  Rhode Island Public Building Auth. 5.25%,
              8/1/05..........................................         A/A               251,817
   645,000  Rhode Island Public Building Auth. Pre-refunded
              U.S. Treasury 7.60%, 2/1/09.....................         A/A               673,289
   125,000  Rhode Island Public Building Auth. AMBAC Insured
              5.20%, 2/1/06...................................       Aaa/AAA             128,987

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  150,000  Rhode Island Public Building Auth. AMBAC Insured
              5.25%, 2/1/10...................................       Aaa/AAA         $   152,728
   150,000  Rhode Island Port Auth. AMBAC Insured 6.50%,
              6/1/08..........................................       Aaa/AAA             168,243
   250,000  Rhode Island Student Loan Auth. Gtd. Std. Lns.
              6.20%, 12/1/09..................................        Aaa/NR             257,039
   250,000  Rhode Island General Obligation FGIC Insured
              7.00%, 7/15/04..................................       Aaa/AAA             284,145
     5,000  Rhode Island General Obligation 7.50%, 6/15/05....       A-1/AA-               5,066
   500,000  Rhode Island General Obligation MBIA Insured
              5.75%, 8/1/15...................................       Aaa/AAA             523,425
   125,000  Rhode Island Water Resources Fruit Hill Reservoir
              MBIA Insured 7.05%, 9/15/07.....................       Aaa/AAA             132,258
                                                                                     -----------
            TOTAL RHODE ISLAND GENERAL OBLIGATION AND
              REVENUE.........................................                       $18,996,380
                                                                                     -----------
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (31.55%)(A)
$  150,000  Board of Governors CGIC Insured 6.125%, 9/15/10...       Aaa/AAA         $   162,636
   195,000  Board of Governors CGIC Insured 6.15%, 9/15/11....       Aaa/AAA             211,669
   120,000  Brown University 6.75%, 9/1/16....................       Aa-1/AA             126,220
   220,000  Brown University 5.40%, 9/1/18....................       Aa-1/AA             221,533
   375,000  Brown University 6.00%, 9/1/10....................       Aa-1/AA             387,895
   100,000  Brown University 4.75%, 9/1/12....................       Aa-1/AA              97,706
   200,000  Brown University 5.90%, 9/1/14....................       Aa-1/AA             214,106
   400,000  Brown University 5.00%, 9/1/19....................       Aa-1/AA             385,839
   400,000  Bryant College MBIA Insured 6.50%, 6/1/05.........       Aaa/AAA             435,191
   100,000  Bryant College MBIA Insured 5.95%, 6/1/07.........       Aaa/AAA             106,181
   100,000  Bryant College MBIA Insured 6.20%, 6/1/13.........       Aaa/AAA             105,931
   100,000  Higher Education Auth. CGIC Insured 7.375%,
              9/15/09.........................................       Aaa/AAA             106,181
   150,000  Providence College Pre-refunded U.S. Treasury
              7.45%, 11/1/03..................................        Aaa/NR             159,832
   125,000  Providence College Pre-refunded U.S. Treasury
              7.50%, 11/1/04..................................        Aaa/NR             133,349
   120,000  Providence College Pre-refunded U.S. Treasury
              7.75%, 11/1/09..................................        Aaa/NR             128,463
   550,000  Roger Williams College Connie Lee Insured 6.50%,
              11/15/08........................................        NR/AAA             601,814
   550,000  Roger Williams College Connie Lee Insured 6.625%,
              11/15/11........................................        NR/AAA             605,241

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$  320,000  Roger Williams College LOC-Fleet National
              Pre-refunded U.S. Treasury 7.75%, 10/1/18.......        A-1/NR         $   330,554
 1,290,000  South County Hospital Pre-refunded U.S. Treasury
              7.25%, 11/1/11..................................        NR/AAA           1,421,174
   345,000  Roger Williams Realty Corp. Collateral U.S.
              Treasury, 7.50%, 8/1/29.........................        NR/AA-             358,154
   500,000  Salve Regina College Connie Lee Insured 6.25%,
              3/15/13.........................................        NR/AAA             536,511
   400,000  Salve Regina College LOC-Fleet Bank Pre-refunded
              U.S. Treasury 7.70%, 1/1/20.....................        A-2/NR             428,710
   300,000  Salve Regina College Pre-refunded U.S. Treasury
              Connie Lee Insured 6.30%, 3/15/20...............        NR/AAA             321,906
   525,000  Johnson & Wales College Connie Lee Insured 5.75%,
              4/1/12..........................................        NR/AAA             550,905
   500,000  St. Antoine Residence LOC-Allied Irish 6.75%,
              11/15/18........................................       Aa-3/NR             539,003
   150,000  Landmark Medical Center Escrowed to Maturity
              7.625%, 7/1/99..................................        NR/AAA             153,289
   500,000  Landmark Medical Center Pre-refunded U.S. Treasury
              8.375%, 7/1/09..................................        NR/AAA             533,395
   575,000  Kent County Hospital MBIA Insured 7.00%, 7/1/10...       Aaa/AAA             625,586
   200,000  Memorial Hospital MBIA Insured 6.50%, 7/1/04......       Aaa/AAA             218,094
   140,000  Miriam Hospital Pre-refunded U.S. Treasury 7.00%,
              4/1/06..........................................         NR/A              146,111
   400,000  Miriam Hospital Pre-refunded U.S. Treasury 6.35%,
              4/1/08..........................................         NR/A              438,680
   900,000  Miriam Hospital Pre-refunded U.S. Treasury 7.25%,
              4/1/11..........................................         NR/A              941,295
   300,000  Rhode Island Hospital FGIC Insured 6.70%,
              8/15/04.........................................       Aaa/AAA             327,141
   600,000  Women & Infants Hospital CGIC Insured 6.55%,
              9/1/13..........................................       Aaa/AAA             650,543

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$  100,000  United Methodist Elder Care LOC-Fleet Bank 7.50%,
              11/1/14.........................................         A/A           $   112,038
   125,000  New England Tech Inst. Connie Lee Insured 6.00%,
              3/1/15..........................................        NR/AAA             131,635
                                                                                     -----------
            TOTAL RHODE ISLAND HEALTH & EDUCATION BUILDING
              CORPORATION.....................................                       $12,954,511
                                                                                     -----------
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (17.96%)(A)
$    5,000  9.30%, 7/1/04, FGIC Insured.......................       Aaa/AAA         $     5,003
    40,000  7.625%, 10/1/04...................................       Aa-2/AA              41,276
   200,000  5.65%, 10/1/07....................................         NR/A              206,878
   300,000  8.00%, 10/1/08....................................        Aa/AA+             307,639
   500,000  7.80%, 10/1/10, Series A..........................       Aa-2/AA+            527,787
   300,000  7.60%, 10/1/20....................................         NR/A              313,681
    90,000  7.80%, 10/1/11....................................       Aa-2/AA+             92,871
   380,000  7.50%, 10/1/11....................................       Aa-2/AA+            402,539
   205,000  7.80%, 10/1/11....................................       Aa-2/AA+            212,560
   200,000  5.70%, 4/1/15.....................................       Aa-2/AA+            204,136
   500,000  5.75%, 4/1/17.....................................       Aa-2/AA+            517,194
   200,000  6.25%, 4/1/17.....................................       Aa-2/AA+            209,869
   110,000  7.95%, 10/1/20....................................         NR/A              114,057
    90,000  7.25%, 10/1/21....................................       Aa-2/AA+             95,226
   365,000  7.875%, 10/1/21, MBIA Insured.....................       Aaa/AAA             375,732
   640,000  7.875%, 10/1/22...................................       Aa-2/AA+            662,806
    50,000  7.75%, 4/1/22.....................................       Aa-2/AA+             52,156
   345,000  7.55%, 10/1/22....................................       Aa-2/AA+            365,893
   300,000  6.50%, 10/1/22....................................       Aa-2/AA+            317,420
 1,250,000  6.70%, 10/1/15....................................       Aa-2/AA+          1,344,392
   500,000  6.15%, 4/1/17.....................................       Aa-2/AA+            524,048
    65,000  5.875%, 4/1/25....................................       Aa-2/AA+             66,668
   300,000  6.50%, 4/1/27.....................................       Aa-2/AA+            316,672
    90,000  6.85%, 4/1/27.....................................       Aa-2/AA+             97,021
                                                                                     -----------
            TOTAL RHODE ISLAND HOUSING & MORTGAGE FINANCE
              CORPORATION.....................................                       $ 7,373,524
                                                                                     -----------
RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION (0.84%)(A)
$   80,000  Inge Corporation SBA GTD 9.125%, 10/1/00..........        Aaa/NR         $    79,561
   250,000  Mobil Oil 6.00%, 11/1/14..........................       Aa-2/AA             264,517
                                                                                     -----------
            TOTAL RHODE ISLAND INDUSTRIAL FACILITIES
              CORPORATION.....................................                       $   344,078
                                                                                     -----------
            TOTAL RHODE ISLAND BONDS (96.62%)(a)..............                       $39,668,493
                                                                                     -----------

                          OCEAN STATE TAX EXEMPT FUND

                                                                     RATINGS
PRINCIPAL                                                            MOODY'S/           VALUE
  AMOUNT                                                       STANDARD & POOR'S(B)   (NOTE 1)
---------                                                      --------------------   --------
                                                                 MUNICIPAL SECURITIES--CONTINUED
PUERTO RICO BONDS (1.85%)(A)
$  200,000  Puerto Rico Commonwealth Pre-refunded U.S.
              Treasury 7.75%, 7/1/13..........................        NR/AAA         $   204,772
   100,000  Puerto Rico Highway Pre-refunded U.S. Treasury
              8.00%, 7/1/03...................................        NR/AAA             102,429
   200,000  Puerto Rico Highway Pre-refunded U.S. Treasury
              8.00%, 7/1/05...................................        NR/AAA             204,858
   225,000  Puerto Rico Highway Pre-refunded U.S. Treasury
              7.70%, 7/1/03...................................       Baa1/AAA            245,636
                                                                                     -----------
            TOTAL PUERTO RICO BONDS (1.85%)(a)................                       $   757,695
                                                                                     -----------
            TOTAL INVESTMENTS (Cost $38,080,552)(92.76%)(a)...                       $40,426,188
                                                                                     ===========

(a) Percentages indicated are based on net assets of $41,054,664 at April 30, 1998 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.60.

(b) The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.

(c) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(d) Abbreviations used:

     AMBAC --  American Municipal Bond Assurance Corp.
      CGIC --  Capital Guaranty Insurance Co.
      FGIC --  Financial Guaranty Insurance Co.
      MBIA --  Municipal Bond Investors Assurance
       LOC --  Letter of Credit
       BIG --  Bond Investors Guaranty (subsidiary of MBIA)
       SBA --  Small Business Administration
    CAPMAC --  Capital Markets Assurance Corp.
                       See Notes to Financial Statements.
                                       16

                      [This page intentionally left blank]

                      [This page intentionally left blank]

INVESTMENT ADVISER &
  ADMINISTRATOR
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

DISTRIBUTOR
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

CUSTODIAN
  PNC Institutional Custody Services
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

INDEPENDENT AUDITORS
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

COUNSEL
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
     Vice Admiral, US Navy, Retired

OFFICERS
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary

                          OCEAN STATE TAX EXEMPT FUND
                          (THE PORTFOLIO OF VLC TRUST)

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998
                                  (UNAUDITED)

            INTEREST INCOME EXEMPT
            FROM FEDERAL AND RHODE
            ISLAND INCOME TAXES
            FROM QUALITY MUNICIPAL
            BONDS.